Description Of The Business	6 Months Ended
Jun. 30, 2011
Description Of The Business
Description Of The Business

1. Description of the Business

RPX Corporation (also referred to herein as "RPX" or the "Company") helps companies reduce patent-related risk and expense. The Company provides a subscription-based patent risk management solution that facilitates more efficient exchanges of value between owners and users of patents compared to transactions driven by actual or threatened litigation. The core of the Company's solution is defensive patent aggregation, in which it acquires patents or licenses to patents, which the Company refers to collectively as "patent assets," that are being or may be asserted against the Company's current and prospective clients. The Company then licenses these patent assets to its clients to protect them from potential patent infringement assertions. The Company also provides its clients access to its proprietary patent market intelligence and data. The Company was incorporated in the State of Delaware on July 15, 2008.

Liquidity and Capital Resources

In May 2011, the Company completed its initial public offering ("IPO") of its common stock in which the Company issued 9,065,000 common shares and received cash proceeds of $160.2 million, net of underwriting discounts and commissions (unaudited). The Company incurred offering costs of $2.9 million (unaudited). Prior to the IPO, substantially all of the Company's operations and patent asset acquisitions had been financed through the private sale of equity securities, subscription fees collected from its clients and patent-seller financing.

As of December 31, 2010 and June 30, 2011, the Company had cash, cash equivalents and investments of and $46.7 million and $198.7 million (unaudited), respectively, and retained earnings of $10.7 million and $25.0 million (unaudited), respectively. Management expects that it will use substantial cash in the future to acquire additional patent assets and service the obligations undertaken in connection with prior patent asset purchases. Management believes that its existing cash, cash equivalents, investments and contractual payments due from existing members will be sufficient to meet its working capital and capital expenditure needs for at least the next 12 months.